Business Acquisitions (Details 8) - DragonWave [Member]	Apr. 02, 2019 USD ($)
Cash	$ 1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Total intangible assets and goodwill	45,140,800
Total Consideration	42,081,392
Goodwill estimate [Member]
Intangible assets:
Total intangible assets and goodwill	14,100,800
Customer relationships [Member]
Intangible assets:
Total intangible assets and goodwill	13,080,000
Technology [Member]
Intangible assets:
Total intangible assets and goodwill	13,750,000
Trade name [Member]
Intangible assets:
Total intangible assets and goodwill	$ 4,210,000